Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Timing
We do not time equity awards in coordination with the release of material non-public
information or take into account material
non-public
information when determining the terms of equity awards.

Award Timing Predetermined	true
Award Timing, How MNPI Considered	We do not time equity awards in coordination with the release of material non-public information or take into account material non-public information when determining the terms of equity awards.
MNPI Disclosure Timed for Compensation Value	false